Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Leases
Initial lease term					5 years	10 years
Deferred rent balance	26,130	23,482		$ 4,300
Security deposit balance for leases	23,196	19,758		3,800
Minimum rent commitments under non-cancelable operating leases
2014	130,778
2015	124,509
2016	115,566
2017	95,639
2018	73,553
Thereafter	86,405
Total minimum lease payments	626,450
Total rent expense on operating leases, including contingent rent
Minimum rent on real property	120,141	118,219	93,811
Contingent rent	11,186	5,330	4,213
Total	131,327	123,549	98,024